Schedule of Segment Reporting (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
External sales	$ 37,220,870	$ 10,545,843
Loss before tax	(39,170,777)	(26,555,897)
Income tax
Gain (Loss) for the year from Share of net loss of associate	(103,930)
Gain (Loss) for the year from Discontinued operations	(945,109)	(5,860,211)
Gain (Loss) for the year from Non-controlling interest in net loss	74,006	76,066
Net loss	(40,720,811)	(32,340,042)
Assets	67,462,847	53,415,477
Long-term assets	35,905,165	41,240,004
North America Area [Member]
IfrsStatementLineItems [Line Items]
Assets	64,943,049	48,230,804
Long-term assets	35,796,241	37,664,748
United Kingdom [member]
IfrsStatementLineItems [Line Items]
Assets		2,896,582
Long-term assets		2,507,761
European union [member]
IfrsStatementLineItems [Line Items]
Assets	2,519,798	2,288,091
Long-term assets	108,924	1,067,495
Gaming [member]
IfrsStatementLineItems [Line Items]
External sales	5,277,583	4,140,731
Segment loss	(9,064,847)	(4,842,557)
Gentral administration costs
Other gains and losses	4,720,312	16,565
Finance costs	124,663	102,596
Loss before tax	(13,909,822)	(4,961,718)
Income tax
Gain (Loss) for the year from Share of net loss of associate
Gain (Loss) for the year from Discontinued operations	(945,109)	(5,860,211)
Gain (Loss) for the year from Non-controlling interest in net loss
Net loss	(14,854,931)	(10,821,929)
Media [member]
IfrsStatementLineItems [Line Items]
External sales	31,943,287	6,404,736
Segment loss	(7,611,679)	(833,891)
Gentral administration costs
Other gains and losses	(39,258)	(14,011)
Finance costs	512,937	241,520
Loss before tax	(8,085,358)	(1,061,400)
Income tax
Gain (Loss) for the year from Share of net loss of associate
Gain (Loss) for the year from Discontinued operations
Gain (Loss) for the year from Non-controlling interest in net loss
Net loss	(8,085,358)	(1,061,400)
Corporate and other [member]
IfrsStatementLineItems [Line Items]
External sales		376
Segment loss		376
Gentral administration costs	9,733,244	9,692,464
Other gains and losses	6,576,302	10,276,041
Finance costs	762,121	564,650
Loss before tax	(17,071,667)	(20,532,779)
Income tax
Gain (Loss) for the year from Share of net loss of associate	(103,930)
Gain (Loss) for the year from Discontinued operations	(678,931)
Gain (Loss) for the year from Non-controlling interest in net loss	74,006	76,066
Net loss	(17,780,522)	(20,456,713)
Gaming, Media, Corporate and Others [Member]
IfrsStatementLineItems [Line Items]
External sales	37,220,870	10,545,843
Segment loss	(16,676,526)	(5,676,072)
Gentral administration costs	9,733,244	9,692,464
Other gains and losses	11,257,356	10,278,595
Finance costs	1,399,721	908,766
Loss before tax	(39,066,847)	(26,555,897)
Income tax
Gain (Loss) for the year from Share of net loss of associate	(103,930)
Gain (Loss) for the year from Discontinued operations	(1,624,040)	(5,860,211)
Gain (Loss) for the year from Non-controlling interest in net loss	74,006	76,066
Net loss	$ (40,720,811)	$ (32,340,042)